ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199

June 15, 2012	Adam M. Schlichtmann 617-951-7114 617-235-7346 fax adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Western Asset Funds, Inc. (the “Registrant”) (File Nos. 033-34929 and 811-06110)

Ladies and Gentlemen:

On behalf of Western Asset Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on May 31, 2012 under Rule 497(e) (Accession No. 0001193125-12-254797) to the Prospectus of Western Asset Total Return Unconstrained Fund, dated May 1, 2012.

If you have any questions concerning this filing, please call me at (617) 951-7114.

Very truly yours,

/s/  Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures